RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
RIGHT-OF-USE ASSETS	RIGHT-OF-USE ASSETS
16.1Accounting policies
IFRS 16 – Leases, establishes the principles for the recognition, measurement, presentation and disclosure of leasing operations and requires lessees at the start date of the contract to recognize a lease liability to make payments and an asset representing the right to use the underlying asset during the lease term (“ROU”). Lessees must separately recognize interest expenses on the lease liability and the depreciation expense of the right-of-use asset in the statements of operation.
Lessees are also required to reassess the lease liability in the event of certain events, for example, a change in the lease term, or a change in future lease payment flows as a result of a change in an index or rate used to determine such payments. In general, the lessee must recognize the remeasurement amount of the lease liability as an adjustment to the right-of-use asset.
Considering the dollar-denominated environment in which the Company raises funds, in determining the discount rate the Company used as a basis incremental borrowing rates at the commencement and/or modification dates of the lease agreements in foreign currency.
16.1.1Componentization of aircraft
At the receipt and initial recognition of right-of-use assets, the Company allocates the total cost of the aircraft between five major components, airframe, auxiliary power unit (“APU”), or propeller, landing gear and two engines. The useful life of each component is limited to the final term of the contract/and or the estimated useful life of the asset component, the smaller one of the those.
16.1.2Capitalization of heavy maintenance events
Heavy maintenance events that extend the useful life of assets are capitalized.
Subsequently, they are depreciated over the period of use, over the shorter of the estimated timing of the next maintenance event and the remaining lease term. Repairs and other routine maintenance are recognized in profit or loss when incurred.
16.1.3Recognition of contractual obligations relating to return of assets
The maintenance events to be performed for the return of the assets to lessors are recognized as a provision at present value, increasing the value of the asset as a balancing item to an obligation, if they can be reasonably estimated. Assets are depreciated on a straight-line basis over the lease contract term, while liabilities are updated by interest rates and exchange effects.
16.2Breakdown of right-of-use assets

Description	Weighted average rate (p.a.)	December 31, 2024	Additions	Write-offs	Modifications	Transfers (b)	December 31, 2025

Cost
Aircraft, engines and simulators		16,856,505	1,634,904	(879,183)	(740,610)	—	16,871,616
Maintenance		2,178,896	1,069,595	(353,081)	(86,016)	156,729	2,966,123
Restoration		2,148,670	450,509	(156,566)	(1,531,091)	—	911,522
Others		350,925	15,922	(1,452)	20,362	—	385,757
		21,534,996	3,170,930	(1,390,282)	(2,337,355)	156,729	21,135,018
Depreciation
Aircraft, engines and simulators	9%	(8,163,584)	(1,543,402)	683,500	—	—	(9,023,486)
Maintenance	22%	(883,821)	(487,586)	135,790	5,410	—	(1,230,207)
Restoration	18%	(880,533)	(389,013)	155,852	552,931	—	(560,763)
Others	17%	(136,379)	(59,627)	468	—	—	(195,538)
		(10,064,317)	(2,479,628)	975,610	558,341	—	(11,009,994)

Right-of-use assets, net		11,470,679	691,302	(414,672)	(1,779,014)	156,729	10,125,024

(b)The transfer balances are between the groups “Inventories”, “Other assets” and “Property and equipment”.

Description	Weighted average rate (p.a.)	December 31, 2023	Additions	Write-offs	Modifications	Transfers (a)	December 31, 2024

Cost
Aircraft, engines and simulators		14,279,939	2,701,036	(439,430)	248,712	66,248	16,856,505
Maintenance		1,552,036	744,988	(105,738)	(12,390)	—	2,178,896
Restoration		1,699,610	713,649	(56,491)	(208,098)	—	2,148,670
Others		324,650	64,138	(40,407)	2,544	—	350,925
		17,856,235	4,223,811	(642,066)	30,768	66,248	21,534,996
Depreciation
Aircraft, engines and simulators	8%	(7,417,554)	(1,185,460)	439,430	—	—	(8,163,584)
Maintenance	23%	(616,379)	(362,563)	95,121	—	—	(883,821)
Restoration	26%	(701,501)	(445,171)	54,633	211,506	—	(880,533)
Others	18%	(109,243)	(58,989)	31,853	—	—	(136,379)
		(8,844,677)	(2,052,183)	621,037	211,506	—	(10,064,317)

Right-of-use assets, net		9,011,558	2,171,628	(21,029)	242,274	66,248	11,470,679

(a)Transfer balances are between the groups “Sublease aircraft”, “Inventories”, “Other assets” and “Property and equipment”.